Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42307
Entity Registrant Name	SKK Holdings Limited
Entity Central Index Key	0001991261
Entity Address, Address Line One	27 First Lok Yang Road
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	629735